Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Employee Benefit Plan [Line Items]
Total amounts expensed in operations and comprehensive income for employee benefit	$ 8,510,156	53,019,124	42,567,100	33,346,393